Fees Summary	Jul. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 168,391.69
Total Fee Amount	23.25
Total Offset Amount	0.00
Net Fee	$ 23.25
Offering Table N/A
Offset Table N/A	N/A